FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
August 19, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $141,898

List of Other Included Managers:  NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2600    28887 SH       SOLE                    28887
Abbott Laboratories            COM              002824100     3164    77620 SH       SOLE                    77620
American Express Co.           COM              025816109     3918    76246 SH       SOLE                    76246
Amgen, Inc.                    COM              031162100     1005    18415 SH       SOLE                    18415
Applied Materials, Inc.        COM              038222105     3349   170700 SH       SOLE                   170700
Astoria Financial              COM              046265104     2575    70402 SH       SOLE                    70402
Automatic Data Processing, Inc COM              053015103     2540    60641 SH       SOLE                    60641
Beazer Homes USA               COM              07556Q105      476     4745 SH       SOLE                     4745
Bed, Bath & Beyond, Inc.       COM              075896100      443    11525 SH       SOLE                    11525
Berkshire Hathaway Cl. B       COM              084670207     6108     2067 SH       SOLE                     2067
Bristol-Myers Squibb Co.       COM              110122108     2777   113357 SH       SOLE                   113357
Campbell Soup Co.              COM              134429109     2861   106418 SH       SOLE                   106418
Cisco Systems, Inc.            COM              17275R102     4262   179845 SH       SOLE                   179845
Coca-Cola Co.                  COM              191216100     7349   145590 SH       SOLE                   145590
Colgate-Palmolive Co.          COM              194162103      391     6695 SH       SOLE                     6695
Costco Cos.                    COM              22160K105     3500    84991 SH       SOLE                    84991
D.R. Horton, Inc.              COM              23331A109     2024    71276 SH       SOLE                    71276
Dell, Inc.                     COM              24702R101     4020   112238 SH       SOLE                   112238
EMC Corporation                COM              268648102     1477   129600 SH       SOLE                   129600
Exxon Mobil Corp.              COM              30231G102      272     6124 SH       SOLE                     6124
Gannett Co., Inc.              COM              364730101      839     9892 SH       SOLE                     9892
General Electric Co.           COM              369604103     4171   128729 SH       SOLE                   128729
Gillette Co.                   COM              375766102     4275   100830 SH       SOLE                   100830
Greenpoint Financial Corp.     COM              395384100     1072    27000 SH       SOLE                    27000
Home Depot, Inc.               COM              437076102     5810   165062 SH       SOLE                   165062
Hospira, Inc.                  COM              441060100      214     7746 SH       SOLE                     7746
IAC/InterActiveCorp            COM              44919P102     4453   147752 SH       SOLE                   147752
Intel Corp.                    COM              458140100     3091   112003 SH       SOLE                   112003
Johnson & Johnson, Inc.        COM              478160104     4682    84052 SH       SOLE                    84052
Lowes Companies, Inc.          COM              548661107      246     4675 SH       SOLE                     4675
McDonalds Corp.                COM              580135101     3957   152185 SH       SOLE                   152185
McGraw-Hill, Inc.              COM              580645109     2598    33925 SH       SOLE                    33925
Medco Health Solutions, Inc.   COM              58405U102     2785    74262 SH       SOLE                    74262
Medtronic, Inc.                COM              585055106     2002    41088 SH       SOLE                    41088
Merck & Co., Inc.              COM              589331107     3310    69682 SH       SOLE                    69682
Microsoft Corp.                COM              594918104     5630   197118 SH       SOLE                   197118
Newell Rubbermaid Co.          COM              651229106      727    30939 SH       SOLE                    30939
Nokia Corp. ADS                COM              654902204      488    33576 SH       SOLE                    33576
Papa John's International      COM              698813102     1809    61253 SH       SOLE                    61253
Paychex, Inc.                  COM              704326107      854    25202 SH       SOLE                    25202
PepsiCo, Inc.                  COM              713448108     3183    59073 SH       SOLE                    59073
Pfizer, Inc.                   COM              717081103     2419    70565 SH       SOLE                    70565
Reader's Digest Assn., Inc.    COM              755267101     4253   265958 SH       SOLE                   265958
SBC Communications, Inc. (prev COM              78387G103      266    10982 SH       SOLE                    10982
Sara Lee Corp.                 COM              803111103     2782   121010 SH       SOLE                   121010
Service Corp. Int'l            COM              817565104     1586   215215 SH       SOLE                   215215
Sony Corp. ADR                 COM              835699307     2684    70531 SH       SOLE                    70531
State Street Corp.             COM              857477103      862    17583 SH       SOLE                    17583
Symbol Technologies, Inc.      COM              871508107     1220    82738 SH       SOLE                    82738
Sysco Corp.                    COM              871829107     2542    70880 SH       SOLE                    70880
Time Warner, Inc.              COM              887317105     5185   294915 SH       SOLE                   294915
U.S. Bancorp                   COM              902973304     2192    79525 SH       SOLE                    79525
United Parcel Service Cl. B    COM              911312106      209     2774 SH       SOLE                     2774
Washington Mutual, Inc.        COM              939322103     2363    61157 SH       SOLE                    61157
Waste Management, Inc.         COM              94106L109     1617    52746 SH       SOLE                    52746
eBay, Inc.                     COM              278642103      221     2400 SH       SOLE                     2400
SEI Tax Managed Large Cap Fund                  783925571      119 11273.564SH       SOLE                11273.564
Units Hutton Tele Trust 2nd Ta                  447900119       72 30976.000SH       SOLE                30976.000